Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 6:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011
Cost:
Computers and peripheral equipment	$55,475	$58,779
Office furniture and equipment	5,379	5,728
Building	32,907	33,863
Leasehold improvement	4,389	4,466

	98,150	102,836
Accumulated depreciation and amortization	61,085	66,197

Property and equipment, net	$37,065	$36,639

During 2010 and 2011, the Company recorded a reduction of $ 1,719 and $ 2,050, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.